Dividend income_Details of dividends related to financial assets at FVTOCI (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Abstract]
Dividend income recognized from assets held equity securities	₩ 22,386
Dividend income recognized in assets derecognized	274
Total	₩ 22,660